Licensing Agreements And Research Contracts	12 Months Ended
Dec. 31, 2011
Licensing Agreements And Research Contracts [Abstract]
Licensing Agreements And Research Contracts
8. Licensing Agreements and Research Contracts

University of Missouri	On March 24, 2009 the Company entered into a license agreement with the Curators of the University of Missouri to in-license certain technology and intellectual property relating to self-assembling cell aggregates and to intermediate cellular units. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company paid to the University of Missouri a nonrefundable license fee of $25,000 and has committed to reimburse the University of Missouri for certain prior and future patent costs. Each year the Company is required to pay the University of Missouri royalties ranging from 1% to 3% of net sales depending on the level of net sales achieved by the Company each year. A minimum annual royalty of $25,000 is due beginning 2 years after the calendar year of the first commercial sale and is credited to sales royalties. The license agreement terminates upon expiration of the patents licensed and is subject to certain conditions as defined in the license agreement, which are expected to expire after 2029. The $25,000 license fee is included in Other Assets in the accompanying balance sheets and is being amortized over the life of the related patent.

On March 12, 2010, the Company entered into a license agreement with the Curators of the University of Missouri to in-license certain technology and intellectual property relating to engineered biological nerve grafts. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company paid to University of Missouri a nonrefundable license fee of $5,000 and has committed to reimburse the University of Missouri for certain prior and future patent costs. In 2011 and 2010, the Company paid the University of Missouri $23,789 and $40,323, respectively, for prior patent costs relating to the license agreements with the University of Missouri. Each year the Company is required to pay the University of Missouri royalties ranging from 1% to 3% of net sales depending on the level of net sales achieved by the Company each year. A minimum annual royalty of $5,000 is due beginning 2 years after the calendar year of the first commercial sale and is credited to sales royalties. An additional royalty of $12,500 is due if there are no net sales within five years from the effective date of the license. The license agreement terminates upon expiration of the patents licensed and is subject to certain conditions as defined in the license agreement. The $5,000 license fee is included in Other Assets and is being amortized over the life of the related patent.

On May 2, 2011, the Company entered into a license agreement with Clemson University Research Foundation to in-license certain technology and intellectual property relating to ink-jet printing of viable cells. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company agreed to pay Clemson University a nonrefundable license fee of $32,500, payable in four quarterly payments with the last payment due in April 2012. The Company has also committed to reimburse Clemson University for certain prior and future patent costs. In 2011 the Company paid Clemson University $23,793 for prior patent costs. Each year the Company is required to pay the University royalties ranging from 1.5% to 3% of net sales depending on the level of net sales reached each year and minimum annual fees ranging from $20,000 to $40,000. Specific terms of the royalty and license agreements are confidential. The license agreement terminates upon expiration of the patents licensed, which is expected to expire in May 2024, and is subject to certain conditions as defined in the license agreement.

Clemson University 2011 licensing agreement

On May 2, 2011 the Company entered into a license agreement with Clemson University Research Foundation to in-license certain technology and intellectual property relating to ink-jet printing of viable cells. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company agreed to pay Clemson University a nonrefundable license fee in cash and in the form of a convertible promissory note. The Company has also committed to reimburse Clemson University for certain prior and future patent costs. Each year the Company is required to pay the University royalties. Specific terms of the royalty and license agreements are confidential. The license agreement terminates upon expiration of the patents licensed and is subject to certain conditions as defined in the license agreement.

No royalty fees have been incurred under the license agreements as of December 31, 2011.

Capitalized license fees consisted of the following:

December 31,	2011	2010
License fees	$95,000	$30,000
Less accumulated amortization	(7,700)	(2,500)

License fees, net	$87,300	$27,500

Amortization expense of licenses was approximately $5,200, $1,500 and 7,700 for 2011, 2010 and for the period from April 19, 2007 (inception) through December 31, 2011, respectively. At December 31, 2011, the weighted average remaining amortization period for all licenses was approximately 13 years. The annual amortization expense of licenses for the next five years is estimated to be approximately $6,000 per year.